SCHEDULE OF RELATED PARTY PURCHASE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Sichuan Aixintang Xinfu Pharmacy Chain Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party purchase	$ 60,401		$ 197,479